OTHER CURRENT AND NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

10. OTHER CURRENT AND NON-CURRENT ASSETS

As of June 30, 2025, and December 31, 2024, other current assets consist of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Advances to unrelated parties (i)	$3,512,544	$380,144
Advances to a related party	236,871	232,589
Advances to employees	31,295	29,497
Other current assets	86,904	85,354
	$3,867,614	$727,584

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS